                       [LOGO OF TRUST FOR CREDIT UNIONS]


                               Semiannual Report
                           ------------------------
                               February 28, 2001

                            TRUST FOR CREDIT UNIONS

                                ---------------

                            MONEY MARKET PORTFOLIO

                           STATEMENT OF INVESTMENTS
                               February 28, 2001
                                  (Unaudited)
                               ($ in Thousands)

 Principal              Interest                          Maturity                          Amortized
  Amount                  Rate                              Date                              Cost
 ---------              --------                         ----------                         ---------
                       Certificates of Deposit (3.7%)
 Chase Manhattan Bank, N.A.
 $ 20,000                 5.50%                          04/25/2001                         $ 20,000
 First Union National Bank
   25,000                 5.35                           07/24/2001                           25,000
                                                                                            --------
    Total Certificates of Deposit.....................                                      $ 45,000
                                                                                            --------
                     Government Agency Securities (3.7%)
 Federal Home Loan Bank
 $ 20,000                 5.13%                          06/29/2001                         $ 19,658
 Federal National Mortgage Association
   25,000                 6.63                           01/15/2002                           25,331
                                                                                            --------
    Total Government Agency Securities................                                      $ 44,989
                                                                                            --------
                            Time Deposits (15.5%)
 Branch Banking & Trust Co.
 $ 50,000                 5.53%                          03/01/2001                         $ 50,000
 Marshall & Ilsley Corp.
   50,000                 5.53                           03/01/2001                           50,000
 National City Bank
   40,000                 5.53                           03/01/2001                           40,000
 Wachovia Bank, N.A.
   50,000                 5.50                           03/01/2001                           50,000
                                                                                            --------
    Total Time Deposits...............................                                      $190,000
                                                                                            --------

 Principal             Interest                        Maturity                        Amortized
  Amount                 Rate                            Date                             Cost
 ---------             --------                       ----------                       ----------
                    Variable Rate Obligations# (11.5%)
 Bank of America, N.A.
 $ 15,000                5.65%                        04/27/2001                       $   15,000
   10,000                5.41                         05/03/2001                           10,001
 National City Bank
   15,000                5.63                         04/23/2001                           15,001
 PNC Bank, N.A.
   50,000                5.53                         03/01/2001                           50,000
 U.S. Bank, N.A.
   50,000                5.56                         03/01/2001                           50,000
                                                                                       ----------
    Total Variable Rate Obligations.................                                   $  140,002
                                                                                       ----------
                       Repurchase Agreements (65.7%)
 Joint Account II*
 $625,000                5.48%                        03/01/2001                       $  625,000
 Joint Account I*
  177,900                5.37                         03/01/2001                          177,900
                                                                                       ----------
    Total Repurchase Agreements.....................                                   $  802,900
                                                                                       ----------
    Total Investments...............................                                   $1,222,891
                                                                                       ==========

# Variable rate securities. Coupon rates disclosed are those which are in effect at February 28, 2001. Maturity date shown is the date of the next coupon rate reset or actual maturity.
* Repurchase agreement was entered into on February 28, 2001.
The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

                    The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                        GOVERNMENT SECURITIES PORTFOLIO

                            STATEMENT OF INVESTMENTS
                               February 28, 2001
                                  (Unaudited)
                                ($ in Thousands)

Principal              Interest                          Maturity
 Amount                  Rate                              Date                             Value
---------              --------                         ----------                         --------
                   Mortgage Backed Obligations (85.4%)
Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC) # (20.3%)
 $ 4,911                 7.00%                          10/01/2002                         $  4,969
   2,456                 7.00                           03/01/2004                            2,494
     264                 7.00                           04/01/2004                              268
   3,197                 6.00                           06/01/2004                            3,180
   2,525                 6.50                           11/01/2010                            2,564
   2,027                 8.13                           08/01/2017                            2,061
   1,977                 6.81                           02/01/2018                            1,956
     656                 8.41                           04/01/2018                              663
   3,599                 8.11                           05/01/2018                            3,642
   1,204                 8.13                           07/01/2018                            1,220
   2,684                 7.60                           11/01/2018                            2,737
   3,432                 8.08                           08/01/2019                            3,487
   4,208                 8.12                           08/01/2019                            4,280
  18,659                 8.24                           11/01/2019                           19,050
   2,391                 8.22                           07/01/2021                            2,436
   2,941                 8.03                           11/01/2021                            2,990
   1,984                 8.00                           02/01/2022                            2,017
  11,965                 8.32                           02/01/2022                           12,210
   9,124                 8.31                           04/01/2022                            9,367
   1,265                 7.96                           11/01/2022                            1,257
   1,766                 8.20                           11/01/2022                            1,796
   6,291                 8.22                           11/01/2022                            6,404
   4,051                 8.24                           06/01/2024                            4,127
     829                 8.75                           10/01/2024                              840
   2,169                 7.75                           10/01/2025                            2,215
   1,232                 7.77                           02/01/2028                            1,243
   1,956                 7.80                           04/01/2028                            1,987
     886                 7.90                           07/01/2029                              902
   2,660                 8.15                           05/01/2031                            2,700
                                                                                           --------
   Total Adjustable Rate Federal Home Loan Mortgage
    Corp. (FHLMC)....................................                                      $105,062
                                                                                           --------

Principal               Interest                            Maturity
 Amount                   Rate                                Date                              Value
---------               --------                           ----------                           -------
                  Mortgage Backed Obligations--(Continued)
Adjustable Rate Federal National Mortgage Association (FNMA) # (37.6%)
 $ 1,671                  7.12%                            10/01/2013                           $ 1,709
   1,729                  7.35                             03/01/2017                             1,784
   1,235                  7.82                             07/01/2017                             1,270
     939                  7.65                             11/01/2017                               948
   1,137                  8.38                             11/01/2017                             1,167
     857                  8.63                             11/01/2017                               853
   6,692                  7.84                             12/01/2017                             6,790
   1,597                  8.02                             03/01/2018                             1,635
     880                  7.86                             04/01/2018                               892
     776                  7.90                             05/01/2018                               792
   1,405                  7.98                             06/01/2018                             1,438
     474                  8.75                             06/01/2018                               488
   4,312                  7.92                             08/01/2018                             4,376
   1,879                  8.18                             09/01/2018                             1,947
   4,170                  8.20                             09/01/2018                             4,322
     619                  8.02                             11/01/2018                               629
   3,110                  8.05                             12/01/2018                             3,172
   1,308                  7.89                             05/01/2019                             1,326
   9,819                  7.88                             06/01/2019                             9,976
   1,696                  7.95                             07/01/2019                             1,718
   4,778                  7.04                             12/01/2019                             4,767
   2,277                  8.05                             01/01/2020                             2,332
   2,638                  8.27                             03/01/2020                             2,736
     673                  7.99                             05/01/2020                               681
   8,332                  8.45                             05/01/2020                             8,646
   3,337                  8.02                             12/01/2020                             3,456
  18,878                  8.25                             01/01/2021                            19,300
   7,771                  7.88                             04/01/2021                             7,879
  31,701                  8.12                             09/01/2021                            32,283
     777                  7.76                             10/01/2021                               784
   1,614                  8.29                             11/01/2021                             1,650
   9,964                  8.14                             02/01/2022                            10,164

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                  GOVERNMENT SECURITIES PORTFOLIO--(Continued)

                            STATEMENT OF INVESTMENTS
                               February 28, 2001
                                  (Unaudited)
                                ($ in Thousands)

Principal              Interest                          Maturity
 Amount                  Rate                              Date                             Value
---------              --------                          --------                           -----
                 Mortgage Backed Obligations--(Continued)
Adjustable Rate (FNMA)--(Continued)
 $ 3,408                 8.10%                          05/01/2022                         $  3,532
  14,736                 8.21                           09/01/2022                           15,039
   1,874                 7.98                           01/01/2023                            1,954
   1,868                 7.81                           03/01/2024                            1,933
   7,913                 8.10                           09/01/2025                            8,074
   2,560                 7.87                           10/01/2025                            2,616
   2,090                 7.96                           07/01/2027                            2,112
   1,539                 7.81                           10/01/2027                            1,553
   7,922                 7.55                           07/01/2028                            8,093
   1,505                 9.00                           08/01/2029                            1,593
   6,271                 9.00                           10/01/2030                            6,537
     338                 8.22                           01/01/2031                              345
                                                                                           --------
   Total Adjustable Rate Federal National Mortgage
    Association (FNMA)...............................                                      $195,291
                                                                                           --------
Adjustable Rate Government National Mortgage Association (GNMA) # (5.8%)
 $    41                 8.00%                          02/15/2011                         $     43
      24                 8.00                           09/15/2011                               25
      23                 8.00                           11/15/2011                               24
      28                 8.00                           10/15/2014                               29
   1,312                 8.00                           01/15/2015                            1,363
   1,753                 8.00                           04/15/2015                            1,822
   1,475                 8.00                           04/15/2015                            1,533
   1,312                 8.00                           05/15/2015                            1,363
   1,743                 8.00                           06/15/2015                            1,812
   1,921                 8.00                           07/15/2015                            1,997
      37                 8.00                           09/15/2015                               39
   1,600                 7.63                           11/20/2020                            1,624
     582                 7.75                           09/20/2021                              594
   3,535                 7.38                           05/20/2022                            3,592
   2,674                 7.75                           09/20/2022                            2,728
   3,043                 7.38                           03/20/2023                            3,084

Principal               Interest                            Maturity
 Amount                   Rate                                Date                               Value
---------               --------                            --------                             -----
                  Mortgage Backed Obligations--(Continued)
Adjustable Rate (GNMA)--(Continued)
 $3,203                   7.75%                            07/20/2023                           $ 3,268
  2,291                   7.75                             09/20/2023                             2,338
  2,910                   7.75                             09/20/2025                             2,969
                                                                                                -------
   Total Adjustable Rate Government National Mortgage
    Association (GNMA).................................                                         $30,247
                                                                                                -------
Collateralized Mortgage Obligations (21.7%)
Regular Floater CMOs # (14.4%)
FHLMC Series 1009, Class D
 $  736                   6.54%                            10/15/2020                           $   740
FHLMC Series 1066, Class P
  2,283                   6.84                             04/15/2021                             2,313
FHLMC Series 1448, Class F
  3,000                   7.34                             12/15/2022                             3,102
FHLMC Series 1555, Class FA
  2,432                   7.14                             08/15/2008                             2,496
FHLMC Series 1575, Class FA
  3,000                   7.44                             08/15/2008                             3,070
FHLMC Series 1592, Class N
    526                   6.64                             12/15/2022                               527
FHLMC Series 16, Class FC
  2,473                   6.85                             08/25/2023                             2,492
FHLMC Series 1698, Class FA
  2,966                   6.74                             03/15/2009                             3,020
FNMA REMIC Trust Series 1990-145, Class A
  5,607                   7.12                             12/25/2020                             5,552
FNMA REMIC Trust Series 1992-137, Class F
 18,152                   6.72                             08/25/2022                            18,494
FNMA REMIC Trust Series 1992-155, Class FC
  5,000                   6.57                             09/25/2007                             5,094
FNMA REMIC Trust Series 1993-27, Class F
 18,785                   6.87                             02/25/2023                            19,021

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                  GOVERNMENT SECURITIES PORTFOLIO--(Continued)

                            STATEMENT OF INVESTMENTS
                               February 28, 2001
                                  (Unaudited)
                                ($ in Thousands)

Principal               Interest                            Maturity
 Amount                   Rate                                Date                              Value
---------               --------                           ----------                           -------
                  Mortgage Backed Obligations--(Continued)
Regular Floater CMOs--(Continued)
FNMA REMIC Trust Series 1997-70, Class FA
 $  832                   6.36%                            07/18/2020                           $   833
FNMA REMIC Trust Series G93-27, Class F
  8,254                   6.87                             08/25/2023                             8,308
                                                                                                -------
   Total Regular Floater CMOs..........................                                         $75,062
                                                                                                -------
Planned Amortization Class (PAC) CMOs (1.2%)
FHLMC Series 1693, Class K
 $   73                   6.00%                            03/15/2001                           $    73
FHLMC Series 2055, Class OA
  2,552                   6.00                             12/15/2005                             2,555
FNMA Series 1999-55, Class PA
  3,412                   7.00                             06/18/2013                             3,500
                                                                                                -------
   Total Planned Amortization Class (PAC) CMOs.........                                         $ 6,128
                                                                                                -------
Sequential Fixed Rate CMOs (6.1%)
FHLMC Series 1398, Class G
 $5,000                   7.00%                            06/15/2006                           $ 5,020
FHLMC Series 1465, Class E
  1,134                   6.50                             09/15/2006                             1,134
FHLMC Series 1869, Class G
    449                   8.00                             02/15/2024                               449
FHLMC REMIC Series 1369, Class G
  1,842                   6.50                             03/15/2006                             1,842
FNMA REMIC Trust Series 1997-31, Class C
  4,351                   6.00                             12/18/2010                             4,379
FNMA REMIC Trust Series 1990-24, Class E
    364                   9.00                             03/25/2020                               368
FNMA REMIC Trust Series 1992-193, Class GB
  1,360                   7.00                             01/25/2006                             1,359
FNMA REMIC Trust Series 1992-22, Class HA
  1,662                   7.00                             11/25/2005                             1,662

Principal              Interest                          Maturity
 Amount                  Rate                              Date                             Value
---------              --------                         ----------                         --------
                 Mortgage Backed Obligations--(Continued)
Sequential Fixed Rate CMOs--(Continued)
FNMA REMIC Trust Series 1993-31, Class G
 $ 1,706                 6.70%                          04/25/2019                         $  1,704
FNMA REMIC Trust Series 1993-8, Class G
   1,138                 7.00                           08/25/2006                            1,137
FNMA REMIC Trust Series 1996-9, Class B
     962                 6.50                           06/25/2018                              961
FNMA REMIC Trust Series 1997-23, Class C
   6,012                 7.00                           10/18/2021                            6,029
FNMA REMIC Trust Series 1998-1, Class BA
   5,123                 9.50                           04/20/2024                            5,502
                                                                                           --------
   Total Sequential Fixed Rate CMOs..................                                      $ 31,546
                                                                                           --------
   Total Collateralized Mortgage Obligations.........                                      $112,736
                                                                                           --------
   Total Mortgage Backed Obligations (cost
    $446,575)........................................                                      $443,336
                                                                                           --------
                         Agency Debenture (1.9%)
Sri Lanka Aid
 $10,000                 5.71%#                         11/01/2024                         $ 10,001
                                                                                           --------
   Total Agency Debenture (cost $10,000).............                                      $ 10,001
                                                                                           --------

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                  GOVERNMENT SECURITIES PORTFOLIO--(Continued)

                            STATEMENT OF INVESTMENTS
                               February 28, 2001
                                  (Unaudited)
                                ($ in Thousands)

Principal              Interest                          Maturity
 Amount                  Rate                              Date                             Value
---------              --------                         ----------                         --------
                     U.S. Treasury Obligations (6.6%)
United States Treasury Notes
 $ 4,400                 7.88%                          11/15/2004                         $  4,872
  11,500                 6.50                           10/15/2006                           12,445
  15,000                 5.63                           05/15/2008                           15,619
   1,000                 6.00                           08/15/2009                            1,068
                                                                                           --------
   Total U.S. Treasury Obligations (cost $32,218)....                                      $ 34,004
                                                                                           --------
                       Repurchase Agreement (5.6%)
Joint Account II*
 $29,100                 5.48%                          03/01/2001                         $ 29,100
                                                                                           --------
   Total Repurchase Agreement (cost $29,100).........                                      $ 29,100
                                                                                           --------
   Total Investments (cost $517,893).................                                      $516,441
                                                                                           ========

# Variable rate securities. Coupon rates disclosed are those which are in effect at February 28, 2001.

* Repurchase agreement was entered into on February 28, 2001.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
Investment Abbreviations:
REMIC--Real Estate Mortgage Investment Conduit
--------------------------------------------------------------------------------

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                         MORTGAGE SECURITIES PORTFOLIO

                            STATEMENT OF INVESTMENTS
                               February 28, 2001
                                  (Unaudited)
                                ($ in Thousands)

Principal               Interest                            Maturity
 Amount                   Rate                                Date                               Value
---------               --------                           ----------                           -------
                    Mortgage Backed Obligations (83.0%)
Fixed Rate Federal Home Loan Mortgage Corp. (FHLMC) Gold (10.7%)
 $ 4,188                  6.50%                            04/01/2013                           $ 4,237
   2,432                  6.50                             05/01/2013                             2,464
     716                  6.50                             06/01/2013                               724
   7,448                  6.50                             07/01/2013                             7,531
   2,378                  6.50                             06/01/2014                             2,404
     955                  8.00                             07/01/2014                               996
   1,946                  8.00                             09/01/2017                             2,031
   3,815                  8.00                             11/01/2017                             3,964
      19                  8.00                             10/01/2021                                19
      69                  8.00                             12/01/2022                                71
     559                  8.00                             09/01/2024                               579
     234                  8.00                             12/01/2024                               243
      52                  8.00                             01/01/2025                                54
     336                  8.00                             04/01/2025                               348
     353                  8.00                             06/01/2025                               364
     326                  8.00                             07/01/2025                               338
      10                  8.00                             09/01/2025                                10
     283                  8.00                             12/01/2025                               293
      98                  8.00                             05/01/2027                               101
   1,198                  8.00                             06/01/2027                             1,242
   1,907                  8.00                             03/01/2028                             1,970
   2,910                  8.00                             07/01/2030                             2,996
  15,000                  6.50                              TBA-15 yr                            15,160
                                                                                                -------
   Total Fixed Rate Federal Home Loan Mortgage Corp.
    (FHLMC) Gold.......................................                                         $48,139
                                                                                                -------

Principal               Interest                            Maturity
 Amount                   Rate                                Date                              Value
---------               --------                           ----------                           ------
                 Mortgage Backed Obligations--(Continued)
Fixed Rate Federal National Mortgage Association (FNMA) (12.1%)
 $   79                   7.50%                            12/01/2006                           $   81
    800                   6.00                             09/01/2007                              800
    597                   6.00                             11/01/2009                              599
    184                   7.50                             09/01/2010                              189
    333                   7.50                             07/01/2012                              343
  3,361                   6.00                             01/01/2013                            3,358
     21                   8.00                             01/01/2013                               21
      3                   7.50                             03/01/2015                                3
    108                   8.00                             04/01/2015                              112
    891                   8.00                             05/01/2015                              922
  1,341                   8.00                             06/01/2015                            1,387
  1,112                   8.00                             07/01/2015                            1,151
  7,599                   8.00                             08/01/2015                            7,860
  2,368                   8.00                             09/01/2015                            2,449
    965                   8.00                             10/01/2015                              998
  2,910                   8.00                             11/01/2015                            3,010
  2,399                   8.00                             12/01/2015                            2,481
  5,423                   8.00                             01/01/2016                            5,609
      3                   8.00                             01/01/2017                                3
      4                   8.00                             04/01/2017                                4
      4                   8.00                             05/01/2017                                4
     40                   8.00                             06/01/2017                               42
     97                   8.00                             07/01/2017                              100
      4                   8.00                             06/01/2018                                4
      6                   8.00                             10/01/2019                                6
      1                   8.00                             12/01/2019                                1
     37                   8.00                             01/01/2020                               38
    491                   8.00                             11/01/2021                              509
      5                   8.00                             12/01/2021                                5
    158                   8.00                             05/01/2022                              163
    287                   8.00                             12/01/2022                              298

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   MORTGAGE SECURITIES PORTFOLIO--(Continued)

                            STATEMENT OF INVESTMENTS
                               February 28, 2001
                                  (Unaudited)
                                ($ in Thousands)

Principal               Interest                            Maturity
 Amount                   Rate                                Date                               Value
---------               --------                           ----------                           -------
                  Mortgage Backed Obligations--(Continued)
Fixed Rate (FNMA)--(Continued)
 $   454                  8.00%                            01/01/2023                           $   471
     130                  8.00                             02/01/2023                               134
     146                  8.00                             03/01/2023                               151
   1,356                  8.00                             04/01/2023                             1,405
   1,470                  8.00                             05/01/2023                             1,522
      21                  8.00                             07/01/2023                                22
      18                  8.00                             09/01/2023                                19
  18,000                  7.00                              TBA-15 yr                            18,349
                                                                                                -------
   Total Fixed Rate Federal National Mortgage
    Association (FNMA).................................                                         $54,623
                                                                                                -------
Fixed Rate Government National Mortgage Association (GNMA) (4.7%)
 $   318                  6.00%                            07/15/2008                           $   321
      77                  6.00                             08/15/2008                                77
   1,843                  6.00                             09/15/2008                             1,862
   1,369                  6.00                             10/15/2008                             1,383
     404                  6.00                             11/15/2008                               408
     299                  6.00                             12/15/2008                               302
     363                  6.00                             01/15/2009                               366
     144                  6.00                             02/15/2009                               146
     162                  6.00                             05/15/2009                               163
      15                  8.50                             07/15/2009                                16
       8                  8.50                             09/15/2009                                 8
      10                  8.50                             12/15/2009                                10
     628                  8.50                             01/15/2010                               654
     564                  8.50                             02/15/2010                               587
     389                  8.50                             03/15/2010                               405
     209                  8.50                             04/15/2010                               218
     181                  8.50                             05/15/2010                               188
     728                  8.50                             06/15/2010                               758
     154                  8.50                             07/15/2010                               161
     117                  8.50                             08/15/2010                               122

Principal               Interest                            Maturity
 Amount                   Rate                                Date                               Value
---------               --------                           ----------                           -------
                  Mortgage Backed Obligations--(Continued)
Fixed Rate (GNMA)--(Continued)
 $   126                  8.50%                            10/15/2010                           $   132
     641                  8.50                             11/15/2010                               667
     419                  8.50                             12/15/2010                               437
     610                  8.50                             09/15/2011                               635
     381                  8.50                             10/15/2011                               396
     367                  8.50                             03/15/2012                               382
     494                  8.50                             07/15/2012                               514
     360                  8.00                             11/15/2014                               374
   1,712                  8.00                             04/15/2015                             1,779
   2,749                  8.00                             05/15/2015                             2,858
   1,954                  8.00                             06/15/2015                             2,031
     224                  8.00                             08/15/2015                               233
   2,375                  6.50                             08/15/2027                             2,376
                                                                                                -------
   Total Fixed Rate Government National Mortgage
    Association (GNMA).................................                                         $20,969
                                                                                                -------
Collateralized Mortgage Obligations (55.5%)
Adjustable Rate CMOs # (6.9%)
Chase Mortgage Finance Corp. Series 1995-A, Class A
 $ 7,433                  7.32%                            04/25/2025                           $ 7,548
Citicorp Mortgage Securities, Inc. Series 1992-17, Class A
   2,308                  7.96                             10/25/2022                             2,394
Federal National Mortgage Association
   5,986                  8.24                             01/01/2021                             6,119
Imperial Savings Association Series 1988-3, Class A
     727                  7.83                             01/25/2018                               715
Merrill Lynch Mortgage Investors, Inc. Series 1994-1, Class A1
     406                  8.94                             01/25/2005                               406
Resolution Trust Corp. Series 1994-1, Series M3
   2,532                  8.46                             01/25/2050                             2,523
Resolution Trust Corp. Series 1995-1, Class A3
   4,013                  7.80                             10/25/2028                             4,032

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   MORTGAGE SECURITIES PORTFOLIO--(Continued)

                            STATEMENT OF INVESTMENTS
                               February 28, 2001
                                  (Unaudited)
                                ($ in Thousands)

Principal               Interest                            Maturity
 Amount                   Rate                                Date                               Value
---------               --------                           ----------                           -------
                  Mortgage Backed Obligations--(Continued)
Adjustable Rate CMOs--(Continued)
Resolution Trust Corp. Series 1995-1, Class M3
 $ 1,338                  7.80%                            10/25/2028                           $ 1,352
Ryland Mortgage Securities Corp. Series 1989-FN1, Class A
     115                  8.55                             11/01/2018                               115
Salomon Brothers Mortgage Securities VII Series 1993-2, Class A1A
   2,240                  8.91                             03/25/2023                             2,245
Salomon Brothers Mortgage Securities VII Series 1994-20, Class A
   2,511                  9.07                             08/01/2024                             2,567
Saxon Mortgage Securities Corp. Series 1994-11, Class A
     987                  9.01                             12/25/2024                             1,005
                                                                                                -------
   Total Adjustable Rate CMOs..........................                                         $31,021
                                                                                                -------
Regular Floater CMOs # (6.6%)
CMC Securities Corp. III Series 1994-A, Class A17
 $ 4,867                  6.86%                            02/25/2024                           $ 4,970
Countrywide Funding Corp. Series 1993-10, Class A9
   4,931                  6.94                             01/25/2024                             5,000
FHLMC Series 1448, Class F
   7,000                  7.34                             12/15/2022                             7,237
FNMA REMIC Trust Series 1994-65, Class FB
  10,000                  4.69                             01/25/2023                             9,547
FNMA Series 1993-220, Class PF
   3,000                  4.74                             09/25/2013                             2,958
                                                                                                -------
   Total Regular Floater CMOs .........................                                         $29,712
                                                                                                -------
Planned Amortization Class (PAC) CMOs (15.6%)
Chase Mortgage Finance Corp. Series 1994-G, Class A7
 $10,152                  7.00%                            04/25/2025                           $10,293
Chemical Mortgage Securities Inc. Series 1994-1, Class A1
   1,817                  6.25                             01/25/2009                             1,814

Principal               Interest                            Maturity
 Amount                   Rate                                Date                              Value
---------               --------                           ----------                           ------
                 Mortgage Backed Obligations--(Continued)
PAC CMOs--(Continued)
Countrywide Funding Corp. Series 1993-9, Class A3
 $1,816                   6.50%                            01/25/2009                           $1,823
Countrywide Funding Corp. Series 1994-13, Class A4
    390                   6.50                             06/25/2009                              389
Countrywide Home Loans Series 1998-11, Class A10
  6,990                   6.25                             08/25/2028                            7,003
FNMA REMIC Trust Series 1993-71, Class PJ
    315                   6.50                             05/25/2007                              312
FNMA REMIC Trust Series 1997-84, Class PA
 14,000                   5.90                             11/25/2021                           13,963
FNMA REMIC Trust Series 1997-84, Class PB
  7,000                   5.50                             01/25/2008                            6,917
Housing Securities, Inc. Series 1993-E, Class E8
    118                  10.00                             02/25/2008                              118
Norwest Asset Securities Corp. Series 1998-17, Class A2
  8,234                   6.25                             08/25/2028                            8,242
Paine Webber Mortgage Acceptance Corp. Series 1993-6, Class A3
    933                   6.90                             08/25/2008                              936
PNC Mortgage Securities Corp. Series 1998-2, Class 5A2
  3,203                   6.63                             03/25/2028                            3,229
Prudential Home Mortgage Securities Series 1993-36, Class A12
  7,038                   7.25                             10/25/2023                            7,169
Prudential Home Mortgage Securities Series 1994-1, Class A10
  2,598                   6.00                             02/25/2009                            2,599
Residential Funding Mortgage Securities I Series 1993-S45, Class A1
  1,410                   6.50                             01/25/2024                            1,414
Salomon Brothers Mortgage Securities VII Series 1996-6K, Class A1
  1,977                   7.00                             08/30/2024                            1,990

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   MORTGAGE SECURITIES PORTFOLIO--(Continued)

                            STATEMENT OF INVESTMENTS
                               February 28, 2001
                                  (Unaudited)
                                ($ in Thousands)

Principal               Interest                            Maturity
 Amount                   Rate                                Date                               Value
---------               --------                           ----------                           -------
                  Mortgage Backed Obligations--(Continued)
PAC CMOs--(Continued)
Structured Mortgage Securities Corp. Series 1994-1, Class A2
 $ 2,000                  6.58%                            05/25/2009                           $ 2,023
                                                                                                -------
   Total Planned Amortization Class (PAC) CMOs.........                                         $70,234
                                                                                                -------
Sequential Fixed Rate CMOs (18.9%)
American Housing Trust Series VI, Class 1-I
 $ 6,822                  9.15%                            05/25/2020                           $ 7,066
CMC Securities Corp. Series 1993-C, Class C3
     816                  9.55                             04/25/2008                               813
Countrywide Home Loans Series 1997-5, Class A6
   7,043                  7.50                             09/25/2027                             7,085
Federal Home Loan Mortgage Corp. Series 1997-84, Class G
   1,983                  9.50                             10/18/2022                             2,036
Federal National Mortgage Association REMIC Trust Series 1993-131, Class Z
   8,489                  7.00                             07/25/2008                             8,623
Federal National Mortgage Association REMIC Trust Series 1993-41, Class ZA
  11,683                  6.50                             06/25/2019                            11,718
FHLMC Series 1301, Class F
   7,247                  7.00                             03/15/2007                             7,365
FNMA Series 1988-12, Class A
   1,539                 10.00                             02/25/2018                             1,664
GE Capital Mortgage Services, Inc. REMIC Series 1994-7, Class A12
  12,738                  6.00                             02/25/2009                            12,765
GE Capital Mortgage Services, Inc. Series 1996-11, Class A3
     418                  7.50                             07/25/2026                               417

Principal               Interest                            Maturity
 Amount                   Rate                                Date                               Value
---------               --------                           ----------                           -------
                  Mortgage Backed Obligations--(Continued)
Sequential Fixed Rate CMOs--(Continued)
Independent National Mortgage Corp. Series 1994-Q, Class A11
 $ 3,531                  7.50%                            09/25/2014                           $ 3,624
Norwest Asset Securities Corp. Series 1997-5, Class A5
   7,014                  7.00                             04/25/2012                             7,114
PNC Mortgage Securities Corp. Series 1997-4, Class 1PP4
  10,316                  7.00                             07/25/2027                            10,462
Prudential Home Mortgage Securities Series 1995-7, Class A7
   3,216                  7.00                             11/25/2025                             3,241
Residental Asset Securitization Trust Series 1997-A3, Class A5
   1,263                  7.75                             05/25/2027                             1,294
                                                                                                -------
   Total Sequential Fixed Rate CMOs....................                                         $85,287
                                                                                                -------
Support CMOs (0.5%)
Countrywide Mortgage Backed Securities, Inc. Series 1993-A, Class A9
 $   837                  6.50%                            10/25/2008                           $   835
GE Capital Mortgage Services, Inc. Series 1994-6, Class A9
   1,560                  6.50                             09/25/2022                             1,561
                                                                                                -------
   Total Support CMOs..................................                                         $ 2,396
                                                                                                -------
Targeted Amortization Class (TAC) CMO (7.0%)
Countrywide Funding Corp. Series 1993-2, Class A4
 $10,068                  6.50%                            10/25/2008                           $10,127
Countrywide Funding Corp. Series 1994-2, Class A10A
   7,284                  6.50                             02/25/2009                             7,339
Housing Securities, Inc. Series 1993-G, Class G6
   4,000                  6.63                             01/25/2009                             4,126

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                  MORTGAGE SECURITIES PORTFOLIO--(Continued)

                           STATEMENT OF INVESTMENTS
                               February 28, 2001
                                  (Unaudited)
                               ($ in Thousands)

Principal              Interest                          Maturity
 Amount                  Rate                              Date                             Value
---------              --------                         ----------                         --------
                 Mortgage Backed Obligations--(Continued)
TAC CMOs--(Continued)
Paine Webber Mortgage Acceptance Corp. Series 1994-6, Class A7
 $10,000                 6.00%                          04/25/2009                         $  9,909
                                                                                           --------
   Total Targeted Amortization Class (TAC) CMO.......                                      $ 31,501
                                                                                           --------
   Total Collateralized Mortgage Obligations.........                                      $250,151
                                                                                           --------
   Total Mortgage Backed Obligations (cost
    $371,694)........................................                                      $373,882
                                                                                           --------
                          Agency Debenture (0.7%)
Federal Home Loan Mortgage Corp.
 $ 3,000                 5.00%                          01/15/2004                         $  2,998
                                                                                           --------
   Total Agency Debenture (cost $2,919)..............                                      $  2,998
                                                                                           --------

Principal              Interest                          Maturity
 Amount                  Rate                              Date                             Value
---------              --------                         ----------                         --------
                    U.S. Treasury Obligations (14.3%)
United States Treasury Notes
 $ 8,000                 5.88%                          02/15/2004                         $  8,271
  11,300                 7.88                           11/15/2004                           12,511
  13,000                 6.50                           10/15/2006                           14,066
  27,500                 6.00                           08/15/2009                           29,371
                                                                                           --------
   Total U.S. Treasury Obligations (cost $62,817)....                                      $ 64,219
                                                                                           --------
                       Repurchase Agreement (11.2%)
Joint Account II*
 $50,500                 5.48%                          03/01/2001                         $ 50,500
                                                                                           --------
   Total Repurchase Agreement (cost $50,500).........                                      $ 50,500
                                                                                           --------
   Total Investments (cost $487,930).................                                      $491,599
                                                                                           --------

# Variable rate securities. Coupon rates disclosed are those which are in effect at February 28, 2001.
* Repurchase agreement was entered into on February 28, 2001.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

-------------------------------------------------------------------------------
Investment Abbreviations:
REMIC--Real Estate Mortgage Investment Conduit
-------------------------------------------------------------------------------

                    The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                      STATEMENTS OF ASSETS AND LIABILITIES
                               February 28, 2001
                                  (Unaudited)

                                                     Government     Mortgage
                                      Money Market   Securities    Securities
                                       Portfolio     Portfolio     Portfolio
                                     -------------- ------------  ------------
ASSETS
Investment in securities, at value
 (identified cost $419,990,866,
 $488,793,211, $437,429,675,
 respectively)...................... $  419,990,866 $487,340,612  $441,099,424
Repurchase agreements...............    802,900,000   29,100,000    50,500,000
Cash................................         16,129       79,254            --
Receivables:
 Investment securities sold.........             --    1,151,629    53,183,935
 Fund units sold....................        974,377           --        95,118
 Interest...........................        803,026    3,843,024     2,865,453
Other assets........................          3,279       18,959         1,452
                                     -------------- ------------  ------------
    Total assets....................  1,224,687,677  521,533,478   547,745,382
                                     -------------- ------------  ------------
LIABILITIES
Due to Bank.........................             --           --     1,458,512
Payables:
 Investment securities purchased....             --           --    93,909,802
 Dividends..........................      3,043,696    2,298,571     1,988,413
 Advisory fees......................         63,732       79,728        68,758
 Administration fees................         18,209       39,864        17,189
Accrued expenses and other
 liabilities........................         52,537       58,091        41,650
                                     -------------- ------------  ------------
    Total liabilities...............      3,178,174    2,476,254    97,484,324
                                     -------------- ------------  ------------
NET ASSETS
Paid-in capital.....................  1,221,509,503  545,382,894   460,356,780
Accumulated undistributed
 (distributions in excess of) net
 investment income..................             --       61,783      (525,089)
Accumulated net realized loss on
 investment transactions............             --  (24,934,854)  (13,240,382)
Net unrealized gain (loss) on
 investments........................             --   (1,452,599)    3,669,749
                                     -------------- ------------  ------------
    Net assets...................... $1,221,509,503 $519,057,224  $450,261,058
                                     ============== ============  ============
Net asset value & public offering
 price per unit (net assets/units
 outstanding)....................... $         1.00 $       9.71  $       9.78
                                     ============== ============  ============
UNITS OUTSTANDING
Total units outstanding, $0.001 par
 value (unlimited number of units
 authorized)........................  1,221,509,503   53,456,943    46,042,997
                                     ============== ============  ============

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                            STATEMENTS OF OPERATIONS
                   For the Six Months Ended February 28, 2001
                                  (Unaudited)

                                            Money     Government    Mortgage
                                           Market     Securities   Securities
                                          Portfolio    Portfolio    Portfolio
                                         -----------  -----------  -----------
   Investment Income:
    Interest Income....................  $24,686,419  $18,566,937  $15,274,149
                                         -----------  -----------  -----------
   Expenses:
    Advisory fees......................      624,117      523,202      451,469
    Administration fees................      391,998      261,601      112,867
    Custodian fees.....................       10,017       56,706       64,240
    Professional fees..................       12,430       30,189       27,101
    Trustees' fees.....................        9,758        9,062        6,843
    Transfer Agent fees................           --        2,315          775
    Other expenses.....................        7,331       24,342       19,623
                                         -----------  -----------  -----------
    Total expenses.....................    1,055,651      907,417      682,918
   Less--expense reductions............     (702,853)      (5,237)      (7,151)
                                         -----------  -----------  -----------
    Net expenses.......................      352,798      902,180      675,767
                                         -----------  -----------  -----------
   Net investment income...............   24,333,621   17,664,757   14,598,382
   Net realized gain (loss) on
    investment transactions............           --      414,701    2,060,040
   Net change in unrealized gain (loss)
    on investments.....................           --    3,621,939    8,934,256
                                         -----------  -----------  -----------
   Net increase in net assets resulting
    from operations....................  $24,333,621  $21,701,397  $25,592,678
                                         ===========  ===========  ===========

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                   For the Six Months Ended February 28, 2001
                                  (Unaudited)

                                                     Government     Mortgage
                                    Money Market     Securities    Securities
                                      Portfolio      Portfolio     Portfolio
                                   ---------------  ------------  ------------
From operations:
 Net investment income...........  $    24,333,621  $ 17,664,757  $ 14,598,382
 Net realized gain from
  investment transactions........               --       414,701     2,060,040
 Net change in unrealized gain
  (loss) on investments..........               --     3,621,939     8,934,256
                                   ---------------  ------------  ------------
 Net increase in net assets
  resulting from operations......       24,333,621    21,701,397    25,592,678
                                   ---------------  ------------  ------------
Distributions to Unitholders:
 From net investment income......      (24,333,621)  (17,391,716)  (14,674,918)
 In excess of net investment
  income.........................               --            --      (525,089)
                                   ---------------  ------------  ------------
 Total distribution to
  unitholders....................      (24,333,621)  (17,391,716)  (15,200,007)
                                   ---------------  ------------  ------------
From Unit Transactions:
 Proceeds from sales of units....    5,362,653,588            --        95,118
 Reinvestment of dividends and
  distributions..................       10,473,068     3,077,000     2,200,546
 Cost of units repurchased.......   (4,598,091,175)  (28,132,543)  (17,709,826)
                                   ---------------  ------------  ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions...................      775,035,481   (25,055,543)  (15,414,162)
                                   ---------------  ------------  ------------
 Total increase (decrease).......      775,035,481   (20,745,862)   (5,021,491)
                                   ---------------  ------------  ------------
Net assets:
 Beginning of period.............      446,474,022   539,803,086   455,282,549
                                   ---------------  ------------  ------------
 End of period...................  $ 1,221,509,503  $519,057,224  $450,261,058
                                   ===============  ============  ============
Accumulated undistributed
 (distributions in excess of) net
 investment income...............  $            --  $     61,783  $   (525,089)
                                   ===============  ============  ============
Summary of Unit Transactions:
 Units sold......................    5,362,653,588            --  $      9,726
 Reinvestment of dividends and
  distributions..................       10,473,068       317,977       227,317
 Units repurchased...............   (4,598,091,175)   (2,908,987)   (1,815,175)
                                   ---------------  ------------  ------------
 Net increase (decrease) in units
  outstanding....................      775,035,481    (2,591,010)   (1,578,132)
                                   ===============  ============  ============

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                      STATEMENTS OF CHANGES IN NET ASSETS
                       For the Year Ended August 31, 2000

                                       Money        Government      Mortgage
                                      Market        Securities     Securities
                                     Portfolio       Portfolio     Portfolio
                                  ---------------  -------------  ------------
From Operations:
 Net investment income..........  $    43,665,215  $  36,722,085  $ 30,162,640
 Net realized gain (loss) from
  investment transactions.......              194     (2,508,663)   (3,423,629)
 Net change in unrealized gain
  (loss) on investments.........               --       (169,180)    2,304,094
                                  ---------------  -------------  ------------
 Net increase in net assets
  resulting from operations.....       43,665,409     34,044,242    29,043,105
                                  ---------------  -------------  ------------
Distributions to Unitholders:
 From net investment income.....      (43,665,409)   (35,373,732)  (29,917,879)
                                  ---------------  -------------  ------------
 Total distributions to
  unitholders...................      (43,665,409)   (35,373,732)  (29,917,879)
                                  ---------------  -------------  ------------
From Unit Transactions:
 Proceeds from sales of units...    8,197,440,600      8,229,902    15,000,000
 Reinvestment of dividends and
  distributions.................       23,176,037      6,769,182     5,703,372
 Cost of units repurchased......   (8,842,511,128)  (167,023,584)  (57,150,582)
                                  ---------------  -------------  ------------
 Net decrease in net assets
  resulting from unit
  transactions..................     (621,894,491)  (152,024,500)  (36,447,210)
                                  ---------------  -------------  ------------
 Total decrease.................     (621,894,491)  (153,353,990)  (37,321,984)
                                  ---------------  -------------  ------------
Net assets:
 Beginning of year..............    1,068,368,513    693,157,076   492,604,533
                                  ---------------  -------------  ------------
 End of year....................  $   446,474,022  $ 539,803,086  $455,282,549
                                  ===============  =============  ============
Accumulated undistributed
 (distributions in excess of)
 net investment income..........  $            --  $    (211,258) $     76,536
                                  ===============  =============  ============
Summary of Unit Transactions:
 Units sold.....................    8,197,440,600        813,367     1,569,623
 Reinvestment of dividends and
  distributions.................       23,176,037        701,572       598,466
 Units repurchased..............   (8,842,511,128)   (17,266,357)   (6,014,834)
                                  ---------------  -------------  ------------
 Decrease in units outstanding..     (621,894,491)   (15,751,418)   (3,846,745)
                                  ===============  =============  ============

                     The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                   ---------

                            MONEY MARKET PORTFOLIO
                             FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                              Income from
                              investment   Distributions to
                             operations(a)   unitholders
                             ------------- ----------------
                                                                                        Ratio of
                                                                                          net
                                                                             Ratio of   invest-
                      Net                                    Net               net        ment        Net
                     asset                       From       asset            expenses    income      assets
                    value at      Net            net        value               to         to        at end
                     begin-     invest-        invest-        at             average    average        of
                    ning of      ment            ment       end of   Total     net        net        period
                     period     income          income      period return(b)  assets     assets     (000's)
                    -------- ------------- ---------------- ------ --------- --------   --------   ----------
Six months ended
(unaudited):
  2/28/01.........   $1.00       $0.03          $(0.03)     $1.00    3.18%     0.09%(c)   6.21%(c) $1,221,510
Year ended:
  8/31/00.........    1.00        0.06           (0.06)      1.00    5.95      0.12       5.71        446,474
  8/31/99.........    1.00        0.05           (0.05)      1.00    5.09      0.13       4.94      1,068,369
  8/31/98.........    1.00        0.06           (0.06)      1.00    5.67      0.11       5.52        972,857
  8/31/97.........    1.00        0.05           (0.05)      1.00    5.43      0.18       5.31        441,205
  8/31/96.........    1.00        0.05           (0.05)      1.00    5.51      0.19       5.37        426,710
                     Ratio information
                    assuming no expense
                        reductions
                    ----------------------
                                Ratio of
                                  net
                    Ratio of   investment
                    expenses     income
                       to          to
                    average     average
                      net         net
                     assets      assets
                    ---------- -----------
Six months ended
(unaudited):
  2/28/01.........    0.27%(c)    6.03%(c)
Year ended:
  8/31/00.........    0.30        5.53
  8/31/99.........    0.30        4.77
  8/31/98.........    0.30        5.33
  8/31/97.........    0.33        5.16
  8/31/96.........    0.31        5.25

(a) Calculated based on average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one full year are not annualized.
(c) Annualized.

  The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                   ---------

                        GOVERNMENT SECURITIES PORTFOLIO
                             FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                      Income from                  Distributions to
                                 investment operations                unitholders
                             ------------------------------- -------------------------------
                                          Net
                                        realized                                                              Ratio of
                      Net                 and                           In                    Net               net
                     asset             unrealized   Total     From    excess                 asset            expenses
                    value at   Net        gain      Income     net    of net                 value               to
                     begin-  invest-     (loss)      from    invest-  invest-                  at             average
                    ning of   ment     on invest- investment  ment     ment        Total     end of   Total     net
                     period  income      ments    operations income   income   Distributions period return(b)  assets
                    -------- -------   ---------- ---------- -------  -------  ------------- ------ --------- --------
Six months ended
(unaudited):
  2/28/01.........   $9.63    $0.32(a)   $0.08      $0.40    $(0.32)      --      $(0.32)    $9.71    4.20%     0.35%(c)
Year ended:
  8/31/00.........    9.65     0.59(a)   (0.04)      0.55     (0.57)      --       (0.57)     9.63    5.90      0.34
  8/31/99.........    9.79     0.54      (0.14)      0.40     (0.54)      --       (0.54)     9.65    4.25      0.33
  8/31/98.........    9.84     0.58      (0.04)      0.54     (0.58)   (0.01)      (0.59)     9.79    5.60      0.34
  8/31/97.........    9.76     0.59       0.08       0.67     (0.59)      --       (0.59)     9.84    7.09      0.34
  8/31/96.........    9.76     0.60         --       0.60     (0.60)      --       (0.60)     9.76    6.26      0.35
                                         Ratio information
                                        assuming no expense
                                            reductions
                                        ----------------------
                    Ratio of
                      net                           Ratio of
                    invest-                           net
                      ment       Net    Ratio of   investment
                     income     assets  expenses     income     Port-
                       to       at end     to          to       folio
                    average       of    average     average     turn-
                      net       period    net         net       over
                     assets    (000's)   assets      assets    rate(d)
                    ---------- -------- ---------- ----------- -------
Six months ended
(unaudited):
  2/28/01.........    6.75%(c) $519,057   0.35%(c)    6.75%(c)    17%
Year ended:
  8/31/00.........    6.15      539,803   0.34        6.15        61
  8/31/99.........    5.60      693,157   0.33        5.60       153
  8/31/98.........    5.83      654,653   0.34        5.83        94
  8/31/97.........    6.02      564,642   0.34        6.02        88
  8/31/96.........    6.16      535,702   0.35        6.16       150

(a)  Calculated based on average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one full year are not annualized.
(c)  Annualized.
(d)  Includes the effect of mortgage dollar roll transactions, if any.

                    The accompanying notes are an integral
                      part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                   ---------

                         MORTGAGE SECURITIES PORTFOLIO
                             FINANCIAL HIGHLIGHTS

          SELECTED DATA FOR A UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                      Income from                   Distributions to
                                 investment operations                 unitholders
                             -------------------------------- -------------------------------
                                           Net                                                                 Ratio of
                      Net               realized                         In                    Net               net
                     asset                 and       Total     From    excess                 asset            expenses
                    value at   Net     unrealized    Income     net    of net                 value               to
                     begin-  invest-   gain (loss)    from    invest-  invest-                  at             average
                    ning of   ment     on invest-  investment  ment     ment        Total     end of   Total     net
                     period  income       ments    operations income   income   Distributions period return(b)  assets
                    -------- -------   ----------- ---------- -------  -------  ------------- ------ --------- --------
Six months ended
(unaudited):
  2/28/01.........   $9.56    $0.31(a)   $ 0.23      $0.54    $(0.31)  $(0.01)     $(0.32)    $9.78    5.76%     0.30%(c)
Year ended:
  8/31/00.........    9.57     0.60(a)    (0.02)      0.58     (0.59)      --      (0.59)      9.56    6.30      0.30
  8/31/99.........    9.90     0.57       (0.33)      0.24     (0.57)      --      (0.57)      9.57    2.51      0.29
  8/31/98.........    9.75     0.64        0.13       0.77     (0.62)      --      (0.62)      9.90    8.10      0.30
  8/31/97.........    9.65     0.64        0.10       0.74     (0.64)      --      (0.64)      9.75    7.89      0.30
  8/31/96.........    9.74     0.66       (0.12)      0.54     (0.63)      --      (0.63)      9.65    5.67      0.28
                                         Ratio information
                                        assuming no expense
                                            reductions
                                        ----------------------
                    Ratio of
                      net                           Ratio of
                    invest-                           net
                      ment       Net    Ratio of   investment
                     income     assets  expenses     income     Port-
                       to       at end     to          to       folio
                    average       of    average     average     turn-
                      net       period    net         net       over
                     assets    (000's)   assets      assets    rate(d)
                    ---------- -------- ---------- ----------- -------
Six months ended
(unaudited):
  2/28/01.........    6.47%(c) $450,261   0.30%(c)    6.47%(c)   103%
Year ended:
  8/31/00.........    6.27     $455,283   0.30        6.27        84
  8/31/99.........    5.87      492,605   0.29        5.87       168
  8/31/98.........    6.44      442,550   0.30        6.44       109
  8/31/97.........    6.57      350,315   0.30        6.57       106
  8/31/96.........    6.64      332,546   0.30        6.62       163

(a)  Calculated based on average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Total returns for periods less than one full year are not annualized.
(c)  Annualized
(d)  Includes the effect of mortgage dollar roll transactions, if any.

  The accompanying notes are an integral part of these financial statements.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                         NOTES TO FINANCIAL STATEMENTS

                               February 28, 2001
                                  (Unaudited)

1. Organization
  Trust for Credit Unions is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of three diversified portfolios: the Money Market Portfolio, Government Securities Portfolio and Mortgage Securities Portfolio collectively, "the Portfolios" or individually a "Portfolio." Units of the Portfolios are offered for sale solely to state and federally chartered credit unions.

2. Summary of Significant Accounting Policies

  The following is a summary of significant accounting policies followed by the Portfolios. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

 A. Investment Valuation

  For the Government Securities and Mortgage Securities Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios' Board of Trustees. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Government Securities Portfolio and Mortgage Securities Portfolio are valued at amortized cost, which approximates market value.

 B. Security Transactions and Investment Income

  Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. For the Money Market Portfolio, interest income is determined on the basis of interest accrued, premium amortized and discount earned. The Mortgage Securities Portfolio amortizes market discounts and premiums on certain mortgage-backed securities and Treasury obligations.

  For the Government Securities Portfolio and Mortgage Securities Portfolio, premiums on interest-only securities and on collateralized mortgage obligations with nominal principal amounts are amortized on an effective yield basis over the expected life of the respective securities. Certain mortgage security paydown gains and losses are taxable as ordinary income. Such paydown gains and losses increase or decrease taxable ordinary income available for distribution and are classified as interest income in the accompanying

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(Continued)

                               February 28, 2001
                                  (Unaudited)

2. Summary of Significant Accounting Policies--(Continued)

Statements of Operations. Original issue discounts ("OID") on debt securities are amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security. OID amortization on mortgage-backed REMIC securities is initially recorded based on estimates of principal paydowns using the most recent OID factors available from the issuer. Recorded amortization amounts are adjusted when actual OID factors are received. Market discounts and market premiums on debt securities, other than mortgage-backed securities, are amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The revised version of the Guide is effective September 1, 2001 for the Portfolios and will require the Portfolios to amortize/accrete all premiums and discounts on debt securities. The Portfolios currently do not amortize/accrete all such premiums and discounts. Upon adoption, the Portfolios will be required to record the cumulative effect of this change. The cumulative effect will impact net investment income and realized and unrealized gains and losses but will not impact net assets. Based on securities held as of February 28, 2001, the cumulative effect resulted in an approximate reduction in the cost of securities of $1,521,000 and an approximate increase in net unrealized gain (loss) of $1,521,000 for the Government Securities Portfolio. The cumulative effect was immaterial for the Mortgage Securities Portfolio.

 C. Mortgage Dollar Rolls

  The Government Securities and Mortgage Securities Portfolios may enter into mortgage "dollar rolls" in which the Portfolios sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity), but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Portfolios treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

 D. Federal Taxes

  It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable income and capital gains to its unitholders. Accordingly, no federal tax provisions are required. Income distributions are declared daily and paid monthly by the Portfolios. The characterization of distributions to unitholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of a Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gains on investment transactions, or from paid-in capital depending on the type of book/tax differences that may exist.

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(Continued)

                               February 28, 2001
                                  (Unaudited)

2. Summary of Significant Accounting Policies--(Continued)

  As of each Portfolio's most recent tax year-end, the following Portfolios had approximately the following amounts of capital loss carryforward for U.S. federal tax purposes:

          Portfolio                     Amount              Years of Expiration
   ------------------------ ------------------------------- -------------------
   Government Securities...           $23,187,578            2001 through 2008
   Mortgage Securities.....            12,384,261            2002 through 2008

  These amounts are available to be carried forward to offset future capital gains of the corresponding Portfolios to the extent permitted by applicable laws or regulations.

  At February 28, 2001, the Portfolio's aggregate cost of portfolio securities, gross unrealized gain on investments and gross unrealized loss on investments for federal income tax purposes are as follows:

                                             Gross       Gross         Net
                                           Unrealized Unrealized   Unrealized
          Portfolio            Tax Cost       Gain      (Loss)     Gain(Loss)
   ------------------------ -------------- ---------- -----------  -----------
   Money Market Portfolio.. $1,222,890,866 $       -- $        --  $        --
   Government Securities
    Portfolio..............    517,918,248  2,773,837  (4,251,473)  (1,477,636)
   Mortgage Securities
    Portfolio..............    487,929,675  5,848,614  (2,178,865)   3,669,749

 E. Expenses

  Expenses incurred by the Portfolios that do not specifically relate to an individual Portfolio are generally allocated to the Portfolios based on each Portfolio's relative average net assets for the period.

 F. Repurchase Agreements

  Repurchase agreements involve the purchase of securities subject to the sellers agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping by a bank custodian.

3. Agreements

  Goldman Sachs Asset Management ("GSAM"), a unit of the Investment Management Division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser pursuant to an Advisory

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(Continued)

                               February 28, 2001
                                  (Unaudited)


3. Agreements--(Continued)

Agreement with the Portfolios. Under the Advisory Agreement, GSAM, subject to the general supervision of the Portfolios' Trustees, manages the Portfolios and provides certain administrative services. As compensation for services rendered under the Advisory Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio's average daily net assets:

                   Portfolio                         Asset levels          Fee
   ----------------------------------------- ----------------------------  ----
   Money Market............................. up to $300 million            0.20%
                                             in excess of $300 million     0.15
   Government Securities.................... all                           0.20
   Mortgage Securities...................... all                           0.20

  Effective October 1, 1998, Goldman Sachs voluntarily agreed to limit its advisory fee with respect to the Money Market Portfolio to 0.07% of average daily net assets. This voluntary limitation may be modified or eliminated by GSAM in the future at its discretion. For the six months ended February 28, 2001, GSAM waived advisory fees amounting to approximately $388,000.

  Callahan Credit Union Financial Services Limited Partnership ("CUFSLP") serves as the Portfolios' administrator pursuant to an Administration Agreement. Callahan Financial Services, Inc. serves as a general partner to CUFSLP, and 40 major credit unions are limited partners. Under the Administration Agreement, CUFSLP, subject to the general supervision of the Portfolios' Trustees, provides certain administrative services to the Portfolios. As compensation for services rendered under the Administration Agreement, CUFSLP is entitled to the following fees, computed daily and payable monthly, at the following annual rates as a percentage of each respective Portfolio's average daily net assets:

                               Portfolio                      Fee
            ------------------------------------------------ -----
            Money Market.................................... 0.10%
            Government Securities...........................  0.10
            Mortgage Securities.............................  0.05

  Effective July 1, 1997, CUFSLP voluntarily agreed to limit its administration fee with respect to the Money Market Portfolio to 0.02% of average daily net assets. For the six months ended February 28, 2001, CUFSLP waived administration fees amounting to approximately $314,000.

  CUFSLP has agreed that to the extent the total annualized expenses (excluding interest, taxes, brokerage and extraordinary expenses) (the "Expenses") of the Money Market Portfolio exceed .20% of

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(Continued)

                               February 28, 2001
                                  (Unaudited)

3. Agreements--(Continued)

the average daily net assets of the Money Market Portfolio, CUFSLP will either reduce the administration fees otherwise payable or pay such Expenses of the Money Market Portfolio. For the six months ended February 28, 2001, no expenses were required to be reimbursed by CUFSLP under this agreement.

  CUFSLP and GSAM have each voluntarily agreed to limit the other annualized ordinary expenses (excluding advisory fees, administration fees, interest, taxes, brokerage and extraordinary expenses) of the Government Securities Portfolio such that CUFSLP will reimburse expenses that exceed 0.05% up to 0.10% of the Government Securities Portfolio's average daily net assets, and GSAM will reimburse expenses that exceed 0.10% up to 0.15% of the Government Securities Portfolio's average daily net assets. For the six months ended February 28, 2001, no expenses were required to be reimbursed by CUFSLP or GSAM under this agreement.

  In addition, the Portfolios have entered into certain expense offset arrangements with the custodian resulting in a reduction in the Portfolios' expenses. For the six months ended February 28, 2001, custody fee reductions for Money Market, Government Securities and Mortgage Securities Portfolios' amounted to approximately $1,000, $5,000 and $7,000, respectively.

  Callahan Financial Services, Inc. and Goldman Sachs serve as exclusive distributors of units of the Portfolios. For the six months ended February 28, 2001, neither party received any compensation for this service. Goldman Sachs also serves as Transfer Agent of the Portfolios for a fee.

4. Investment Transactions

  The cost of purchases and proceeds of sales and maturities of long-term securities for the Government Securities Portfolio and Mortgage Securities Portfolio for the six months ended February 28, 2001 were as follows
($ in thousands):

                                                           Government  Mortgage
                                                           Securities Securities
                                                           Portfolio  Portfolio
                                                           ---------- ----------
Purchases of U.S. Government and agency obligations......   $ 85,710   $450,302
Purchases (excluding U.S. Government and agency obliga-
 tions)..................................................         --     15,048
Sales or maturities of U.S. Government and agency obliga-
 tions...................................................    140,812    438,503
Sales or maturities (excluding U.S. Government and agency
 obligations)............................................         --     51,464

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(Continued)

                               February 28, 2001
                                  (Unaudited)


5. Line of Credit Facility

  The Portfolios participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. This facility also requires a fee to be paid by the Portfolios based on the amount of the commitment which has not been utilized. During the six months ended February 28, 2001, the Portfolios did not have any borrowings under this facility.

6. Joint Repurchase Agreement Accounts

  The Portfolios, together with other registered investment companies having advisory agreements with GSAM, transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in repurchase agreements.

  As of February 28, 2001, the Money Market Portfolio had an undivided interest in the repurchase agreements in Joint Account I which equaled $177,900,000 in principal amount. As of February 28, 2001, the repurchase agreements in this joint account were fully collateralized by U.S. Treasury obligations.


                                                                Amortized         Maturity
                          Principal Amount Interest Maturity       Cost            Value
Joint Account I           ($ in thousands)   Rate     Date   ($ in thousands) ($ in thousands)
---------------           ---------------- -------- -------- ---------------- ----------------
ABN/AMRO, Inc. .........     $ 400,000       5.38%  03/01/01    $  400,000       $  400,060
Barclays Capital, Inc. .       920,800       5.39   03/01/01       920,800          920,938
Barclays Capital, Inc. .       200,000       5.35   03/01/01       200,000          200,030
Bear Stearns Companies,
 Inc. ..................       250,000       5.40   03/01/01       250,000          250,037
C.S. First Boston
 Corp. .................       300,000       5.40   03/01/01       300,000          300,045
Deutsche Bank
 Securities, Inc. ......       825,000       5.32   03/01/01       825,000          825,122
Greenwich Capital.......       500,000       5.38   03/01/01       500,000          500,075
J.P. Morgan & Co.,
 Inc. ..................       500,000       5.38   03/01/01       500,000          500,075
UBS Warburg LLC.........     1,025,000       5.39   03/01/01     1,025,000        1,025,153
                                                                ----------       ----------
 Total Joint Repurchase
  Agreement Account I...                                        $4,920,800       $4,921,535
                                                                ==========       ==========

                            TRUST FOR CREDIT UNIONS

                                ---------------

                   NOTES TO FINANCIAL STATEMENTS--(Continued)

                               February 28, 2001
                                  (Unaudited)


6. Joint Repurchase Agreement Accounts--(Continued)

  As of February 28, 2001, the Money Market Portfolio, Government Securities Portfolio, and the Mortgage Securities Portfolio had undivided interests in the repurchase agreements in Joint Account II which equaled $625,000,000, $29,100,000 and $50,500,000 in principal amount. As of February 28, 2001, the repurchase agreements in this joint account were fully collateralized by Federal Agency obligations.

                                                                Amortized         Maturity
                          Principal Amount Interest Maturity       Cost            Value
Joint Account II          ($ in thousands)   Rate     Date   ($ in thousands) ($ in thousands)
----------------          ---------------- -------- -------- ---------------- ----------------
ABN/AMRO, Inc. .........     $  500,000      5.48%  03/01/01    $  500,000       $  500,076
Barclays Capital, Inc. .        500,000      5.50   03/01/01       500,000          500,076
Chase Securities, Inc. .        850,000      5.48   03/01/01       850,000          850,130
C.S. First Boston
 Corp. .................      1,000,000      5.48   03/01/01     1,000,000        1,000,152
Deutsche Bank
 Securities, Inc. ......        975,000      5.47   03/01/01       975,000          975,148
Greenwich Capital.......        300,000      5.48   03/01/01       300,000          300,046
J.P. Morgan & Co.,
 Inc. ..................        500,000      5.47   03/01/01       500,000          500,076
Societe Generale........        250,000      5.48   03/01/01       250,000          250,038
UBS Warburg LLC.........      1,465,500      5.48   03/01/01     1,465,500        1,465,723
                                                                ----------       ----------
 Total Joint Repurchase
  Agreement Account II..                                        $6,340,500       $6,341,465
                                                                ==========       ==========

7. Other Matters

  Pursuant to an SEC exemptive order, the Money Market Portfolio may enter into certain principal transactions, including repurchase agreements with Goldman Sachs or its affiliates, subject to certain limitations as follows: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions on an annual basis.

This Semiannual Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust for Credit Unions Prospectus which contains facts concerning the Portfolio's objectives and policies, management, expenses and other information.

[LOGO OF GOLDMAN SACHS]
TCUSEM01

[LOGO OF TRUST FOR CREDIT UNIONS]

Trustees
John T. Collins, Chairman
Thomas S. Condit, Vice-Chairman
Gene R. Artemenko
James C. Barr
Edgar F. Callahan
Robert M. Coen
Douglas C. Grip
Betty G. Hobbs
Gary Oakland
D. Michael Riley
Wendell A. Sebastian

Officers
Judith E. Sandberg, President
Jesse Cole, Vice President
Dan Dumont, Vice President
Charles W. Filson, Vice President
James A. Fitzpatrick, Vice President
Christopher Keller, Vice President
John M. Perlowski, Treasurer
Peter W. Fortner, Assistant Treasurer
Philip V. Giuca, Jr., Assistant Treasurer
Howard B. Surloff, Secretary
Kaysie Uniacke, Assistant Secretary
Elizabeth Anderson, Assistant Secretary

Administrator
Callahan Credit Union Financial Services, Inc.
Limited Partnership

Investment Advisor
Goldman Sachs Asset Management,
a business unit of the Investment Management Division of Goldman, Sachs & Co.

Transfer Agent
Goldman, Sachs & Co.

Distributors
Callahan Financial Services, Inc.
Goldman, Sachs & Co.

Independent Accountants
PricewaterhouseCoopers LLP